Item 1. Report to Shareholders

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Science & Technology shares

                     6 Months     Year
                        Ended    Ended
                      6/30/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98

NET ASSET VALUE
Beginning of period   $ 12.43  $  20.92  $  35.57  $  63.71  $  37.67  $  27.26

Investment activities
  Net investment
  income (loss)         (0.05)    (0.14)    (0.18)    (0.29)    (0.09)    (0.18)

  Net realized and
  unrealized gain
  (loss)                 2.78     (8.35)   (14.47)   (20.57)    36.85     11.58

  Total from
  investment
  activities             2.73     (8.49)   (14.65)   (20.86)    36.76     11.40

Distributions
  Net realized gain         -         -         -     (7.28)   (10.72)    (0.99)

NET ASSET VALUE
End of period         $ 15.16  $  12.43  $  20.92  $  35.57  $  63.71  $  37.67
                      -------  --------  --------  --------  --------  --------

Ratios/Supplemental Data
Total return^           21.96%   (40.58)% (41.19)%  (34.19)%  100.99%    42.35%

Ratio of total
expenses to average
net assets               1.15%+     1.11%    1.00%     0.86%    0.87%     0.94%

Ratio of net
investment
income (loss) to
average net assets     (0.79)%+   (0.87)%  (0.73)%   (0.55)%  (0.26)%   (0.61)%

Portfolio turnover
rate                     47.3%+     60.8%   143.6%    134.1%   128.0%    108.9%

Net assets,
end of period
(in millions)          $ 3,537    $ 2,839  $ 5,209   $ 8,892 $ 12,271   $ 4,696

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial  statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
Science & Technology-Advisor Class shares

                             6 Months         Year                     3/31/00
                                Ended        Ended                     Through
                              6/30/03     12/31/02      12/31/01      12/31/00

NET ASSET VALUE
Beginning of period         $   12.42    $    20.90    $   35.54    $    71.08
Investment activities

  Net investment income
  (loss)                        (0.02)        (0.12)       (0.17)        (0.13)

  Net realized and
  unrealized gain (loss)         2.76         (8.36)      (14.47)       (28.13)

  Total from
  investment activities          2.74         (8.48)      (14.64)       (28.26)

Distributions
  Net realized gain                 -            -             -         (7.28)

NET ASSET VALUE
End of period               $   15.16    $    12.42    $   20.90    $    35.54

Ratios/Supplemental Data
Total return^                   22.06%       (40.57)%     (41.19)%     (41.06)%

Ratio of total expenses to
average net assets               1.05%+         1.08%        0.99%        1.09%+

Ratio of net investment
income (loss) to average
net assets                     (0.68)%+       (0.83)%      (0.71)%        0.80%+

Portfolio turnover rate          47.3%+         60.8%       143.6%       134.1%+

Net assets, end of period
(in thousands)               $ 506,007      $ 346,768    $ 554,665    $ 829,024

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

PORTFOLIO OF INVESTMENTS                                  Shares          Value
--------------------------------------------------------------------------------
                                                                   In thousands
COMMON STOCKS  92.5%

COMMUNICATIONS EQUIPMENT  8.0%

Wireless Equipment  2.4%

Nokia                                                  2,000,000   $     32,860

QUALCOMM                                               1,750,000         62,563
                                                                         95,423

Wireline Equipment  5.6%

CIENA *                                                2,500,000         12,975

Cisco Systems *                                       12,890,000        215,134
                                                                        228,109

Total Communications Equipment                                          323,532

COMMUNICATION SERVICES  1.3%

Wireless Services  1.3%

KT Corp. ADR                                             750,000         14,783

Vodafone                                               2,000,000         39,300

Total Communication Services                                             54,083

COMPONENT PROCESSING EQUIPMENT  6.9%

Semiconductor Processing Equipment  6.9%

Applied Materials *                                    6,500,000        103,090

ASM Lithography *                                        800,000          7,648

Cabot Microelectronics *                                 250,000         12,618

Cognex *                                                 500,000         11,175

KLA-Tencor *                                           1,250,000         58,112

Novellus Systems *                                     2,300,000         84,228

Total Component Processing Equipment                                    276,871

COMPONENTS  13.9%

Analog Semiconductors  6.5%

Analog Devices *                                       2,900,000        100,978

Intersil Holding, Class A *                              500,000         13,305

Linear Technology                                        750,000         24,157

Maxim Integrated Products                              3,600,000        123,084
                                                                        261,524

Digital Semiconductors  6.9%

Altera *                                                 750,000   $     12,300

Intel                                                  1,750,000         36,372

Marvell Technology Group *                               250,000          8,593

Microchip Technology                                   2,300,000         56,649

Samsung Electronics (KRW)                                180,000         53,495

Taiwan Semiconductor Manufacturing *                  25,000,000         41,173

Texas Instruments                                      3,000,000         52,800

Xilinx *                                                 750,000         18,982
                                                                        280,364

Optical Components  0.5%

Agere Systems, Class A *                               4,000,000          9,320

JDS Uniphase *                                         3,250,000         11,408
                                                                         20,728

Total Components                                                        562,616


E-COMMERCE  11.7%

E-Commerce  11.7%

Accenture, Class A *                                   2,250,000         40,702

Certegy *                                              1,300,000         36,075

Concord EFS *                                          4,000,000         58,880

DST Systems *                                            700,000         26,600

First Data                                             2,500,000        103,600

Fiserv *                                               2,600,000         92,586

Paychex                                                1,200,000         35,172

SunGard Data Systems *                                 1,200,000         31,092

VeriSign *                                             3,500,000         48,405

Total E-Commerce                                                        473,112


HARDWARE  10.2%

Contract Manufacturing  1.3%

Celestica *                                            1,000,000         15,760

Flextronics *                                          2,000,000         20,780

Sanmina-SCI *                                          2,500,000         15,775
                                                                         52,315

Peripherals  2.7%

EMC *                                                  1,000,000   $     10,470

Lexmark International, Class A *                         400,000         28,308

Network Appliance *                                      750,000         12,158

QLogic *                                               1,250,000         60,412
                                                                        111,348

Systems  6.2%

Dell Computer *                                        6,000,000        191,760

IBM                                                      700,000         57,750
                                                                        249,510

Total Hardware                                                          413,173

LIFE SCIENCES AND HEALTH CARE  2.5%

Biotechnology  1.1%

Cephalon *                                               550,000         22,638

Genentech *                                              150,000         10,818

MedImmune *                                              300,000         10,911
                                                                         44,367

Pharmaceuticals  1.4%

Bristol-Myers Squibb                                     700,000         19,005

Eli Lilly                                                150,000         10,346

Pfizer                                                   500,000         17,075

Wyeth                                                    200,000          9,110
                                                                         55,536

Total Life Sciences and Health Care                                      99,903


MEDIA  5.6%

Media  5.6%

AOL Time Warner *                                      5,000,000         80,450

Clear Channel Communications *                         1,200,000         50,868

Comcast, Class A, Special *                            1,000,000         28,830

Univision Communications, Class A *                      500,000         15,200

Viacom, Class B *                                      1,200,000         52,392

Total Media                                                             227,740

SOFTWARE  27.8%

Consumer and Multimedia Software  5.7%

Adobe Systems                                          2,475,000   $     79,373

Electronic Arts *                                        650,000         48,094

Intuit *                                               2,300,000        102,419
                                                                        229,886

Enterprise Software  21.0%

Informatica *                                          2,700,000         18,657

Internet Security Systems *                              600,000          8,694

Mercury Interactive *                                  2,000,000         77,220

Microsoft                                             15,750,000        403,357

Network Associates *                                   2,500,000         31,700

Oracle *                                               2,500,000         30,050

PeopleSoft *                                           3,250,000         57,168

SAP (EUR)                                                250,000         29,533

SAP ADR                                                  300,000          8,766

Siebel Systems *                                       5,250,000         50,085

VERITAS Software *                                     4,750,000        136,182
                                                                        851,412

Technical Software  1.1%
Synopsys *                                               700,000         43,295
                                                                         43,295

Total Software                                                        1,124,593
Total Miscellaneous Common Stocks  4.6%                                 183,709

Total Common Stocks (Cost  $4,024,319)                                3,739,332

CONVERTIBLE PREFERRED STOCKS  0.0%

idealab!, Series D *++^                                1,000,000          1,000

Total Convertible Preferred Stocks (Cost  $100,000)                       1,000

SHORT-TERM INVESTMENTS  7.8%

Money Market Fund  7.8%
T. Rowe Price Government Reserve
Investment Fund, 1.01% #+                            315,095,716        315,096

Total Short-Term Investments (Cost  $315,096)                           315,096

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

100.3% of Net Assets (Cost $4,439,415)                            $  4,055,428

Other Assets Less Liabilities                                          (11,947)
NET ASSETS                                                        $  4,043,481
                                                                  ------------

     #    Seven-day yield
     *    Non-income producing
     +    Affiliated company - See Note 2.
     ++   Security  contains  restrictions  as to
          public resale  pursuant to the Securities
          Act of 1933 and related rules -- total of
          such  securities at period-end amounts to
          $1,000,000 and represents 0.0% of net assets
     ^    Security valued by the Fund's Board of Directors
     ADR  American Depository Receipts
     EUR  Euro
     KRW  South Korean won


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value
 Affiliated companies (cost $315,096)                         $     315,096

 Other companies (cost $4,124,319)                                3,740,332

 Total investments in securities                                  4,055,428

Other assets                                                          19,850

Total assets                                                       4,075,278

Liabilities
Total liabilities                                                    31,797

NET ASSETS                                                    $   4,043,481
                                                              -------------
Net Assets Consist of:

Undistributed net investment income (loss)                    $     (13,581)

Undistributed net realized gain (loss)                           (6,558,587)

Net unrealized gain (loss)                                         (383,985)

Paid-in-capital applicable to 266,715,653 shares of $0.01
par value capital stock outstanding;
1,000,000,000 shares authorized                                  10,999,634

NET ASSETS                                                    $   4,043,481
                                                              -------------

NET ASSET VALUE PER SHARE
Science & Technology shares
($3,537,474,511/233,347,649 shares outstanding)               $       15.16
                                                              --------------
Science & Technology-Advisor Class shares
($506,006,652/33,368,004 shares outstanding)                  $       15.16
                                                              --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                                            6 Months
                                                                           Ended
                                                                         6/30/03
Investment Income (Loss)
Income

  Dividend (net of foreign taxes of $324)                         $       4,838

  Income distributions from mutual funds                                  1,414

  Securities lending                                                         62

  Total income                                                            6,314

Expenses
  Investment management                                                  11,717

  Shareholder servicing
    Science & Technology shares                                           6,654
    Science & Technology-Advisor Class shares                               190

  Distribution - Science & Technology-Advisor Class shares                  500

  Prospectus and shareholder reports
    Science & Technology shares                                             357
    Science & Technology-Advisor Class shares                                 1

  Legal and audit                                                           352

  Custody and accounting                                                    123

  Registration                                                               49

  Directors                                                                  17

  Total expenses                                                         19,960

  Expenses paid indirectly                                                  (65)

  Net expenses                                                           19,895

Net investment income (loss)                                            (13,581)

Realized and Unrealized Gain (Loss)
Net realized gain (loss)

  Securities                                                           (333,166)

  Foreign currency transactions                                             (82)

  Net realized gain (loss)                                             (333,248)

Change in net unrealized gain (loss)

  Securities                                                          1,059,009

  Other assets and liabilities
  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                1,059,010

Net realized and unrealized gain (loss)                                 725,762

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                            $     712,181

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
In thousands                                           6 Months           Year
                                                          Ended          Ended
                                                        6/30/03       12/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                      $    (13,581)  $    (35,255)

  Net realized gain (loss)                              (333,248)    (1,528,459)

  Change in net unrealized gain (loss)                 1,059,010       (731,423)

  Increase (decrease) in net assets
  from operations                                        712,181     (2,295,137)

Capital share transactions *
  Shares sold
    Science & Technology shares                          501,094      1,060,383
    Science & Technology-Advisor Class shares             90,359         66,815

  Shares redeemed
    Science & Technology shares                         (431,552)    (1,363,783)
    Science & Technology-Advisor Class shares            (14,688)       (45,703)

  Increase (decrease) in net assets from
  capital share transactions                             145,213       (282,288)

Net Assets

Increase (decrease) during period                        857,394     (2,577,425)

Beginning of period                                    3,186,087      5,763,512

End of period                                       $  4,043,481   $  3,186,087
                                                    ---------------------------
*Share information
    Shares sold
      Science & Technology shares                         36,882         68,692
      Science & Technology-Advisor Class shares            6,557          4,386
    Shares redeemed
      Science & Technology shares                        (32,020)       (89,235)
      Science & Technology-Advisor Class shares           (1,101)        (3,013)

    Increase (decrease) in shares outstanding             10,318        (19,170)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Science & Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation. The fund has two classes of shares: Science & Technology Fund, offered since September 30, 1987, and Science & Technology--Advisor Class (Advisor Class), which was first offered on March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting
     The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $65,000 and $0, respectively, for the six months ended June 30, 2003.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2003, there were no securities on loan.

     Affiliated Companies
     The fund may invest in certain securities that are con-sidered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At June 30, 2003, the value of affiliated companies totaled $315,096,000, representing 7.8% of the value of the fund's investments in securities. For the six months then ended, $1,414,000 (100.0%) of income distributions from mutual funds reflected in the accompanying financial statements resulted from transactions with affiliated companies.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $775,681,000 and $844,115,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $86,792,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $6,138,546,000 of unused capital loss carryforwards, of which $4,234,327,000 expire in 2009, and $1,904,219,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $4,439,415,000. Net unrealized loss aggregated $383,985,000 at period-end, of which $404,358,000 related to appreciated investments and $788,343,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,246,000.

     Through December 31, 2003, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, for the Advisor Class that would cause the class's ratio of total expenses to average net assets (expense ratio) to exceed 1.15%. Thereafter, through December 31, 2005, the Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed 1.15%. This agreement had no impact on the fund's total expenses during the six months ended June 30, 2003 and, at that date, no amounts were subject to future reimbursement by the fund.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Science & Technology class. Expenses incurred pursuant to these service agreements totaled $4,938,000 for the six months ended June 30, 2003, of which $1,030,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2003, the Science & Technology class was charged $17,000 for shareholder servicing costs related to the college savings plans, of which $14,000 was for services provided by Price and $4,000 was payable at period-end. At June 30, 2003, approximately 0.1% of the outstanding shares of the Science & Technology class were held by college savings plans.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,414,000.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 12, 2003